Retirement Benefit and Other Post-retirement Obligations - Summary of Remaining Average Life Expectancy in Years of Pensioner Retiring at Age 65 (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
UK [member]
Disclosure of defined benefit plans [line items]
Male	23 years 9 months 18 days	23 years 7 months 6 days
Female	24 years 6 months	25 years 8 months 12 days
Male	25 years 4 months 24 days	25 years 8 months 12 days
Female	26 years 3 months 18 days	27 years 10 months 24 days
United States [member]
Disclosure of defined benefit plans [line items]
Male	20 years 8 months 12 days	20 years 9 months 18 days
Female	22 years 8 months 12 days	22 years 9 months 18 days
Male	22 years 3 months 18 days	22 years 6 months
Female	24 years 2 months 12 days	24 years 4 months 24 days